Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE DISCLOSURE

Pay Versus Performance Table

The following table sets forth additional compensation information of our CEO and our other NEOs (averaged) along with total shareholder return and net income for our fiscal years ending in 2021, 2022 and 2023:

Year	Summary Compensation Table Total for PEO(i)	Compensation Actually Paid (CAP) to PEO(ii)	Average Summary Compensation Table Total for Non-PEO NEOs(i)(iii)	Average Compensation Actually Paid (CAP) to Non-PEO NEOs(iv)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(v)	Net Income (in thousands)
2023	$498,021	$510,418	$353,352	$361,788	$135.47	$6,005
2022	$517,015	$496,444	$357,933	$343,636	$125.47	$8,045
2021	$521,302	$568,441	$360,531	$395,162	$143.43	$13,564

(i)

Bradley C. Krehbiel served as President and Chief Executive Office of the company and the bank throughout the periods reported. Because Mr. Krehbiel and Mr. Eberle have been employed by us since before September 2002, they also participate in a broad-based multi-employer comprehensive pension plan under which his benefits have been frozen since September 2002. We did not report a change in pension value for any of the years reflected in this table; therefore, an adjustment to the Summary Compensation Table (SCT) totals related to pension value is not needed.

PEO Total Compensation Amount	$ 498,021	$ 517,015	$ 521,302
PEO Actually Paid Compensation Amount	$ 510,418	496,444	568,441
Adjustment To PEO Compensation, Footnote
(ii)

The following is a reconciliation of compensation actually paid to the principal executive officer to the total compensation amount disclosed for the same principal executive officer in the Summary Compensation Table.

Year	SCT Total for PEO	Equity Adjustment	CAP to PEO
	(a)	(b)	(a) + (b) = (c)
2023	$498,021	$12,397	$510,418

The equity component of compensation actually paid is further detailed in the supplemental tables below calculated in accordance with the SEC methodology for determining the same for each year shown.

PEO Equity Adjustments for fiscal year ended December 31, 2023:

Equity Type	Fair Value at 12/31/2023 of Equity Awards Granted in 2023 that are Outstanding and Unvested at Year- end	Change in Fair Value from 12/31/ 2022 to 12/31/2023 of Awards Granted in Prior Years’ Outstanding and Unvested at 12/31/2023	Awards Awarded Prior to 2023 and Vested in 2023 Change in Fair Value from 12/31/2022 to the Vesting Date	Fair Value of Awards Forfeited in 2023 as measured FYE 2022	Dividends Paid in 2023 Prior to Vesting Date	SCT Stock Awards	Equity Adjustment to CAP
	(a)	(b)	(c)	(d)	(e)	(f)	(a) + (b) + (c) - (d) +(e) – (f) = (g)
RSAs	$64,032	$6,967	$1,560	$0	$0	$60,162	$12,397

(iii)	The other named executive officers reflected in columns (d) and (e) represent the following individuals for all periods presented:
•	Jon J. Eberle, Senior Vice President, Chief Financial Officer and Treasurer of the company and Executive Vice President, Chief Financial Officer and Treasurer of the bank
•	Lawrence D. McGraw, Executive Vice President and Chief Operating Officer of the bank

Non-PEO NEO Average Total Compensation Amount	$ 353,352	357,933	360,531
Non-PEO NEO Average Compensation Actually Paid Amount	$ 361,788	343,636	395,162
Adjustment to Non-PEO NEO Compensation Footnote
(iv)

The following is a reconciliation of average compensation actually paid to Non-PEO named executive officers from the average total compensation amount disclosed in the Summary Compensation Table for such persons.

Year	Average SCT Total for Non-PEO NEOs	Equity Adjustment	Average CAP to Non- PEO NEOs
	(a)	(b)	(a) + (b) = (c)
2023	$353,352	$8,436	361,788

The equity component of average Non-PEO compensation actually paid is further detailed in the supplemental tables below calculated in accordance with the SEC methodology for determining compensation actually paid for each year shown.

Average Non-PEO Equity Adjustments for fiscal year ended December 31, 2023:

Equity Type	Fair Value at 12/31/2023 of Equity Awards Granted in 2023 that are Outstanding and Unvested at Year- end	Change in Fair Value from 12/31/ 2022 to 12/31/2023 of Awards Granted in Prior Years’ Outstanding and Unvested at 12/31/2023	Awards Awarded Prior to 2023 and Vested in 2023 Change in Fair Value from 12/31/2022 to the Vesting Date	Fair Value of Awards Forfeited in 2023 as measured FYE 2022	Dividends Paid in 2023 Prior to Vesting Date	SCT Stock Awards	Equity Adjustment to CAP
	(a)	(b)	(c)	(d)	(e)	(f)	(a) + (b) + (c) - (d) + (e) – (f) = (g)
RSAs	$43,447	$4,701	$1,109	$0	$0	$40,821	$8,436

(v)

Total shareholder return as calculated based on a fixed investment of one hundred dollars measured from the market close on December 31, 2020 (the last trading day of 2020) through and including the end of the fiscal year for each year reported in the table.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income

Relationship between Pay and Performance

The chart shown below presents a graphical comparison of compensation actually paid to our PEO and the average compensation actually paid to our Non-PEO NEOs set forth in the Pay Versus Performance Table above, as compared against our total shareholder return and net income.

Total Shareholder Return Amount	$ 135.47	125.47	143.43
Net Income (Loss)	6,005,000	$ 8,045,000	$ 13,564,000
PEO Equity Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,397
PEO Fair Value At 12/31/2023 Of Equity Awards Granted In 2023 That Are Outstanding And Unvested At Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	64,032
PEO Change In Fair Value From 12/31/2022 To 12/31/2023 Of Awards Granted In Prior Years' Outstanding And Unvested At 12/31/2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,967
PEO Awards Awarded Prior To 2023 And Vested In 2023 Change In Fair Value From 12/31/2022 To The Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,560
PEO Fair Value Of Awards Forfeited In 2023 As Measured FYE 2022 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO Dividends Paid In 2023 Prior To Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO SCT Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	60,162
PEO Equity Adjustments To CAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,397
NEO Equity Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,436
NEO Fair Value At 12/31/2023 Of Equity Awards Granted In 2023 That Are Outstanding And Unvested At Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,447
NEO Change In Fair Value From 12/31/2022 To 12/31/2023 Of Awards Granted In Prior Years' Outstanding And Unvested At 12/31/2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,701
NEO Awards Awarded Prior To 2023 And Vested In 2023 Change In Fair Value From 12/31/2022 To The Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,109
NEO Fair Value Of Awards Forfeited In 2023 As Measured FYE 2022 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
NEO Dividends Paid In 2023 Prior To Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
NEO SCT Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,821
NEO Equity Adjustment To CAP [Member[
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 8,436